Related party transactions and balances - Customer deposit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Total revenues	$ 80,498,435	$ 24,248,765
Customer deposit - related party	35,948	27,395
Discontinued operations.
Related Party Transaction [Line Items]
Total revenues	49,102,561	87,877,702	$ 102,545,152
Customer deposit - related party	(29,990)	(27,395)
Long term bank loan	850,808	777,558
Continuing operations
Related Party Transaction [Line Items]
Customer deposit - related party	5,958
CQ Puyuhong
Related Party Transaction [Line Items]
Total revenues	4,008,969
Customer deposit - related party	5,958
CQ Puyuhong | Continuing operations
Related Party Transaction [Line Items]
Total revenues	4,008,969
CQ Mingwen
Related Party Transaction [Line Items]
Customer deposit - related party	$ 29,990	$ 27,395